Summary of Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Options
Outstanding, beginning balance	21,415,540
Options granted	1,131,252
Options exercised	(851,000)
Options forfeited	(494,636)
Outstanding, ending balance	21,201,156	21,415,540
Outstanding, vested and exercisable	14,536,097
Weighted- Average Exercise Price
Outstanding, beginning balance	$ 4.9
Options granted	$ 5.95
Options exercised	$ 5.00
Options forfeited	$ 4.99
Outstanding, ending balance	$ 4.93	$ 4.9
Vested and exercisable	$ 4.92
Weighted-Average Fair Value
Outstanding, beginning balance	$ 1.99
Awards granted	$ 2.05	$ 1.75	$ 1.74
Awards exercised	$ 2.21
Awards forfeited	$ 1.74
Outstanding, ending balance	$ 2.03	$ 1.99
Vested and exercisable	$ 2.09
Weighted average remaining contractual year
Weighted average remaining contractual term, Outstanding	7 years
Weighted average remaining contractual term, Vested and exercisable	7 years
Time Based Option Award
Options
Outstanding, beginning balance	10,707,770
Options granted	565,626
Options exercised	(425,500)	(131,000)
Options forfeited	(247,318)
Outstanding, ending balance	10,600,578	10,707,770
Outstanding, vested and exercisable	7,854,223
Performance Shares
Options
Outstanding, beginning balance	10,707,770
Options granted	565,626
Options exercised	(425,500)	(131,000)
Options forfeited	(247,318)
Outstanding, ending balance	10,600,578	10,707,770
Outstanding, vested and exercisable	6,681,874